COVER PAGE	May 04, 2021
Cover [Abstract]
Document type	8-K
Document period end date	May 04, 2021
Entity registrant name	MERITOR, INC.
Entity incorporation, state or country code	IN
Commission file no.	1-15983
I.R.S. employer identification no.	38-3354643
Address of principal executive offices, line 1	2135 West Maple Road
Address of principal executive offices, city or town	Troy
Address of principal executive offices, state	MI
Zip code	48084-7186
City area code	248
Local phone number	435-1000
Written communications	false
Soliciting material	false
Pre-commencement tender offer	false
Pre-commencement issuer tender offer	false
Title of 12(b) security	Common Stock, $1 Par Value
Trading symbol	MTOR
Security exchange name	NYSE
Entity emerging growth company	false
Amendment flag	false
Entity central index key	0001113256